Annual Fund Operating Expenses - Class IS R6 Shares - Federated Hermes Emerging Markets Equity Fund	Aug. 31, 2021
IS
Operating Expenses:
Management Fee	0.90%	[1]
Distribution (12b-1) Fee	none
Other Expenses	1.16%	[2]
Total Annual Fund Operating Expenses	2.06%
Fee Waivers and/or Expense Reimbursements	(1.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	[3]
R6
Operating Expenses:
Management Fee	0.90%	[1]
Distribution (12b-1) Fee	none
Other Expenses	1.13%	[2],[4]
Total Annual Fund Operating Expenses	2.03%
Fee Waivers and/or Expense Reimbursements	(1.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	[3]

[1]	Represents contractual management fee for the Fund following a tax-free reorganization of the PNC Emerging Markets Equity Fund (the “Predecessor Fund”) into the Fund on November 15, 2019.
[2]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2021, total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s IS class and R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.92% (the “Fee Limit”), respectively,up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.